Filed Pursuant to Rule 497
File Nos 333-192733 & 811-22917

Name	CUSIP	Symbol
WBI SMID Tactical Growth Shares	00400R106	WBIA
WBI SMID Tactical Value Shares	00400R205	WBIB
WBI SMID Tactical Yield Shares	00400R304	WBIC
WBI SMID Tactical Select Shares	00400R403	WBID
WBI Large Cap Tactical Growth Shares	00400R502	WBIE
WBI Large Cap Tactical Value Shares	00400R601	WBIF
WBI Large Cap Tactical Yield Shares	00400R700	WBIG
WBI Large Cap Tactical Select Shares	00400R809	WBIL
WBI Tactical Income Shares	00400R874	WBII
WBI Tactical High Income Shares	00400R882	WBIH

Absolute Shares Trust (the “Trust”) is a registered investment company that consists of separate investment portfolios called “Funds.”

Supplement dated April 30, 2015 to the to the Summary Prospectuses, Prospectus and Statement of
Additional Information (“SAI”) each dated August 8, 2014

Effective immediately, Mr. Craig French will no longer serve as co-portfolio manager to the Funds.  Please disregard all references to Mr. French in the Summary Prospectuses, Prospectus and SAI for the Funds.

Investors Should Retain This Supplement for Future Reference